Note 9 - Long-term Debt (Details Textual)														1 Months Ended	12 Months Ended			25 Months Ended
	Jun. 16, 2025 USD ($)	Mar. 17, 2025 USD ($)	Jan. 28, 2025 USD ($)	Dec. 16, 2024 USD ($)	Jul. 11, 2024 USD ($)	May 03, 2024 USD ($)	Apr. 18, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jul. 13, 2023 USD ($)	Jun. 29, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 13, 2022 USD ($)	Dec. 14, 2021 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025
Long-Term Debt, Gross															$ 218,624,298	$ 207,262,415
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]		Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]	Secured Overnight Financing Rate (SOFR) [Member]
Repayments of Debt															40,638,117	38,137,585	$ 68,975,000
Proceeds from Issuance of Debt															52,000,000	114,400,000	92,000,000
Restricted Cash															6,864,027	6,926,823
Interest Expense, Operating and Nonoperating															14,518,405	10,081,914	5,955,496
Interest Costs Capitalized															$ 115,788	$ 4,183,514	3,410,933
Term Sheet, Piraeus S.A. [Member]
Proceeds from Issuance of Long-Term Debt									$ 40,000,000
Long-Term Debt, Gross									$ 28,380,000
Debt Instrument Number of Quarterly Payments									16
Debt Instrument, Periodic Payment									$ 1,250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									20,000,000
Payments of Debt Issuance Costs									$ 250,000
Debt Instrument, Covenant, Security Cover Ratio									125.00%
Term Sheet, Piraeus S.A. [Member] | Loan Equivalent to Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate									0.90%
Debt Instrument, Basis Spread on Variable Rate									0.90%
Term Sheet, Piraeus S.A. [Member] | Loan Exceeding Deposit Amount [Member]
Debt Instrument, Basis Spread on Variable Rate									2.25%
Debt Instrument, Basis Spread on Variable Rate									2.25%
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd. [Member]
Debt Instrument Number of Quarterly Payments													16
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 7,000,000
Debt Instrument, Basis Spread on Variable Rate													2.80%
Debt Instrument, Face Amount													$ 34,000,000
Repayments of Debt	$ 8,500,000
Debt Instrument, Basis Spread on Variable Rate													2.80%
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Twelve Installments [Member]
Debt Instrument, Periodic Payment													$ 2,000,000
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Four Installments [Member]
Debt Instrument, Periodic Payment													$ 750,000
Term Loan, HSBC Bank plc [Member]
Debt Instrument Number of Quarterly Payments												10
Debt Instrument, Periodic Payment												$ 1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 9,250,000
Debt Instrument, Basis Spread on Variable Rate												1.95%
Debt Instrument, Face Amount												$ 19,250,000
Repayments of Debt		$ 10,250,000
Debt Instrument, Basis Spread on Variable Rate												1.95%
Term Sheet With Major Commercial Banking Institution [Member]
Debt Instrument, Periodic Payment					$ 255,000	$ 562,500	$ 300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 16,000,000		$ 13,260,000	$ 22,500,000	$ 16,000,000				$ 10,400,000			$ 10,400,000
Debt Instrument, Basis Spread on Variable Rate			1.80%		0.90%	1.95%	2.10%							2.15%
Payments of Debt Issuance Costs			$ 221,000		$ 163,000	$ 637,500	$ 220,000										$ 221,000
Debt Instrument, Covenant, Security Cover Ratio			130.00%		125.00%	120.00%	130.00%										120.00%
Line of Credit Facility, Maximum Borrowing Capacity					$ 20,400,000	$ 45,000,000					$ 26,000,000			$ 26,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing					60.00%	70.00%					67.00%			67.00%
Proceeds from Issuance of Debt			$ 26,000,000		$ 20,400,000	$ 22,500,000	$ 22,000,000				$ 26,000,000
Debt Instrument, Number of Consecutive Quarterly Installments														28
Loan Payable, Twelve Quarterly Instruments														$ 700,000
Loan Payable, Sixteen Quarterly Instruments														$ 450,000
Debt Instrument, Basis Spread on Variable Rate			1.80%		0.90%	1.95%	2.10%							2.15%
Term Sheet With Major Commercial Banking Institution [Member] | First Twelve Installments [Member]
Debt Instrument, Periodic Payment			$ 650,000
Term Sheet With Major Commercial Banking Institution [Member] | Next Eight Installments [Member]
Debt Instrument, Periodic Payment			$ 275,000
Term Sheet With Major Commercial Banking Institution [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate							1.90%
Debt Instrument, Basis Spread on Variable Rate							1.90%
Term Sheet With Major Commercial Banking Institution [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate					1.80%
Debt Instrument, Basis Spread on Variable Rate					1.80%
Term Sheet With Major Commercial Banking Institution [Member] | Loan Equivalent to Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate																		1.00%
Debt Instrument, Basis Spread on Variable Rate																		1.00%
Term Sheet With Major Commercial Banking Institution [Member] | Loan Exceeding Deposit Amount [Member]
Debt Instrument, Basis Spread on Variable Rate																		2.15%
Debt Instrument, Basis Spread on Variable Rate																		2.15%
Term Sheet With National Bank of Greece S.A [Member]
Debt Instrument Number of Quarterly Payments										24
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 14,000,000
Debt Instrument, Basis Spread on Variable Rate										2.15%
Payments of Debt Issuance Costs										$ 260,000
Debt Instrument, Covenant, Security Cover Ratio										125.00%
Debt Instrument, Face Amount										$ 26,000,000
Debt Instrument, Basis Spread on Variable Rate										2.15%
Term Sheet With National Bank of Greece S.A [Member] | First Twelve Installments [Member]
Debt Instrument, Periodic Payment										$ 800,000
Term Sheet With National Bank of Greece S.A [Member] | Second Twelve Installments [Member]
Debt Instrument, Periodic Payment										$ 200,000
Sale Leaseback with Tender Soul Shipping [Member]
Debt Instrument, Basis Spread on Variable Rate								2.295%
Payments of Debt Issuance Costs								$ 378,200
Proceeds from Sale of Property, Plant, and Equipment								$ 27,000,000
Debt Instrument, Basis Spread on Variable Rate								2.295%
Eurobank Ergasias S.A. [Member] | M/V "Symeon P" [Member]
Debt Instrument, Periodic Payment				$ 460,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 13,120,000
Debt Instrument, Basis Spread on Variable Rate				1.80%
Payments of Debt Issuance Costs				$ 208,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 26,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing				65.00%
Proceeds from Issuance of Debt				$ 26,000,000
Debt Instrument, Basis Spread on Variable Rate				1.80%